Financial risk management objectives and policies - Summary of contractual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	$ 13,076,916	$ 11,629,967
Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	11,936,727	10,417,870
Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	471,033	663,296
Between two and three years
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	669,156	548,801
Accounts payable, accruals and other payables
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	9,376,566	7,894,863
Accounts payable, accruals and other payables | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	9,345,716	7,810,902
Accounts payable, accruals and other payables | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	30,850	83,961
Lease liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,047,064	1,662,411
Lease liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	606,881	640,695
Lease liabilities | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	440,183	579,335
Lease liabilities | Between two and three years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		442,381
Deferred purchase price
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,148,013	1,207,682
Deferred purchase price | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,148,013	1,207,682
Current tax liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	836,117	627,068
Current tax liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	836,117	627,068
Due to a related party
Financial risk management objectives and policies
Undiscounted cash flows, derivative liabilities		131,523
Due to a related party | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, derivative liabilities		131,523
Derivative warrant liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		106,420
Undiscounted cash flows, derivative liabilities	669,156
Derivative warrant liabilities | Between two and three years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		106,420
Undiscounted cash flows, derivative liabilities	669,156
Advances From Customers. [member]
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	$ 5,690	$ 18,935